Fair Value Measurements (Details 3)	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 53,207,637
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	47,187,611
Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	10,049,939
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 9,013,011
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Adjusted Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Adjusted Recent Transaction Price
Ranges of Inputs/(Average) Assets	15.00
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.50
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	5.25
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	5.10
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quotes
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	3.50
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	300.00
Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 2,450,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability Weighted Financing Round [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Probability weighted financing round
Ranges of Inputs/(Average) Assets	0.75
Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 7,504,643
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 7,504,643
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.50
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	5.25
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	5.10
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quotes
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	250.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	300.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	275.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Acquisition Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Cost Approach
Unobservable Input	Acquisition Price
Special Purpose Vehicles [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 28,369,222
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 28,219,957
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Adjusted Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Adjusted Recent Transaction Price
Ranges of Inputs/(Average) Assets	93.66
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.50
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	475.00
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	51.18
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quotes
Ranges of Inputs/(Average) Assets	185.00
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Acquisition Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Cost Approach
Unobservable Input	Acquisition Price